Significant accounting policies - Narrative (Details)	12 Months Ended
Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Remaining lease term	5 years
Weighted average discount rate	3.00%
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	20 years